Supplement to the
Fidelity Advisor® Mid Cap II Fund and Fidelity Advisor® New Insights Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Mid Cap II Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Sherwood as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$12,732	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Mid Cap II Fund ($2,237 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity Advisor® Mid Cap II Fund beneficially owned by Mr. Sherwood was none.

ACOM12B-19-01 1.863512.112	April 17, 2019